INTERESTS IN OTHER ENTITIES - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated impairment
Disclosure of subsidiaries [line items]
Financial assets	£ (870)	£ (994)
Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Financial assets	£ 5,500	5,400
Santander UK Group Holdings plc | Accumulated impairment
Disclosure of subsidiaries [line items]
Financial assets	£ 0	£ 0
Santander UK Group Holdings plc | Santander UK plc
Disclosure of subsidiaries [line items]
Pre-tax discount rate applied to cash flow projections	16.80%	16.70%
Santander UK Group Holdings plc | Santander Financial Services plc
Disclosure of subsidiaries [line items]
Pre-tax discount rate applied to cash flow projections	18.10%	17.90%